Filed pursuant to Rule 497(e)

File Nos. 033-43089 and 811-06431

AMG FUNDS II

AMG GW&K Enhanced Core Bond Fund

Supplement dated February 27, 2017 to the

Prospectus and Statement of Additional Information, each dated May 1, 2016, as supplemented July 28, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Enhanced Core Bond Fund, a series of AMG Funds II (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective immediately, Class I shares of the Fund are hereby renamed Class Z shares and Class S shares of the Fund are hereby renamed Class I shares, and all references to Class I and Class S shares of the Fund in the Prospectus and SAI are hereby superseded with references to Class Z and Class I shares, respectively.

Also effective immediately, the Prospectus is hereby revised as follows:

The sections under “Summary of the Funds – AMG GW&K Enhanced Core Bond Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)[1]	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class C	Class Z
Management Fee[2]	0.30%	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.25%	None	1.00%	None
Other Expenses[2]	0.32%	0.42%	0.32%	0.32%

Total Annual Fund Operating Expenses	0.87%	0.72%	1.62%	0.62%

Fee Waiver and Expense Reimbursements[3]	(0.14)%	(0.14)%	(0.14)%	(0.14)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	0.73%	0.58%	1.48%	0.48%

[1]	Class C shares of the Fund are closed to purchases. Because Class C shares have been closed for longer than one year, the deferred sales charge (load) does not apply to the sales of Class C shares currently outstanding.
[2]	Expense information has been restated to reflect current fees.

[3]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.48% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$75	$261	$466	$1,057
Class I	$59	$214	$384	$879
Class C	$151	$495	$866	$1,908
Class Z	$49	$182	$329	$759

The figures shown above for Class N, Class S and Class I shares would be the same whether you sold your shares at the end of a period or kept them. For Class C shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$151	$495	$866	$1,908

The third paragraph of the section under “Summary of the Funds – AMG GW&K Enhanced Core Bond Fund” titled “Performance” is hereby deleted and replaced with the following:

The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective February 27, 2017, outstanding Class S shares of the Fund (formerly Service Class shares, which were renamed Class S shares on October 1, 2016) and outstanding Class I shares of the Fund (formerly Institutional Class shares, which were renamed Class I shares on October 1, 2016) were renamed Class I and Class Z shares, respectively. The performance information for the Fund’s Class C shares for periods prior to May 1, 2005 in the table below does not reflect the 1% sales load that was in effect until May 1, 2005. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The information regarding investment minimums in the section under “Summary of the Fund – AMG GW&K Enhanced Core Bond Fund” titled “Buying and Selling Fund Shares” is hereby deleted and replaced with the following, and all other references in the Prospectus to the investment minimums of AMG GW&K Enhanced Core Bond Fund are hereby superseded with references to the following amounts:

BUYING AND SELLING FUND SHARES

Purchases of Class C shares of the Fund are limited to purchases made by automatic reinvestment of dividends and capital gains distributions pursuant to the Fund’s automatic reinvestment plan.

Initial Investment Minimum

Class N

Regular Account: $2,000

Individual Retirement Account: $1,000

Class I

Regular Account: $100,000

Individual Retirement Account: $25,000

Class Z*

Regular Account: $5,000,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Class N and Class I (all accounts): $100

Class Z (all accounts): $1,000

*	Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.

The second paragraph of the sub-section “AMG GW&K Enhanced Core Bond Fund – Additional Information About the Fund’s Expenses and Performance” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

As described under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.48% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The second paragraph of the sub-section “Fund Management – AMG GW&K Enhanced Core Bond Fund” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.30% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to GW&K.

The following is hereby added after the sub-section “Choosing a Share Class – Class I Shares” in the section “Shareholder Guide”:

CLASS Z SHARES*

Class Z shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class Z’s NAV. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class Z shares do not pay distribution (12b-1) fees.

*	Individual retirement accounts may only invest in Class Z shares if the account is held directly on the books of the Fund (e.g., not through an omnibus or NSCC networked account established by a financial intermediary).

In addition, effective immediately, the SAI is hereby revised as follows:

The following replaces similar disclosure in the sub-section “Compensation of the Investment Manager and the Subadvisors” in the section “Management of the Funds:”

Fund	Investment Management Fee
Enhanced Core Bond Fund	0.30%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 033-43089 and 811-06431

AMG FUNDS II

AMG Managers Amundi Intermediate Government Fund

AMG Managers Amundi Short Duration Government Fund

Supplement dated February 27, 2017 to the

Statement of Additional Information, dated May 1, 2016, as supplemented July 28, 2016, August 26, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Amundi Intermediate Government Fund (formerly AMG Managers Intermediate Duration Government Fund) and AMG Managers Amundi Short Duration Government Fund (formerly AMG Managers Short Duration Government Fund), each a series of AMG Funds II (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statement of Additional Information (the “Existing SAI”), dated and supplemented as noted above.

EFFECTIVE FEBRUARY 27, 2017, SHARES OF THE FUNDS ARE NO LONGER OFFERED UNDER THE EXISTING SAI. SHARES OF THE FUNDS WILL BE OFFERED UNDER A NEW SEPARATE STATEMENT OF ADDITIONAL INFORMATION (THE “NEW STATEMENT OF ADDITIONAL INFORMATION”), DATED FEBRUARY 27, 2017.

The New Statement of Additional Information contains important information about the Funds, including share class changes to the Funds that were previously approved by the Board of Trustees of the Trust. All interested persons and prospective shareholders may visit https://investor.amgfunds.com/prospectus_annual_reports or call AMG Funds LLC, the investment manager of the Funds, toll-free at 800.835.3879 to obtain copies of the New Statement of Additional Information.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE